Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Rareview 2x Bull Cryptocurrency & Precious Metals ETF
Shareholder Report [Line Items]
Fund Name	Rareview 2x Bull Cryptocurrency & Precious Metals ETF
Class Name	Rareview 2x Bull Cryptocurrency & Precious Metals ETF
Trading Symbol	BEGS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rareview 2x Bull Cryptocurrency & Precious Metals ETF (the “Fund”) for the period of February 6, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rareviewcapital.com/2x-bull-cryptocurrency-precious-metals-etf/. You can also request this information by contacting us at 1-888-783-8637.
Additional Information Phone Number	1-888-783-8637
Additional Information Website	https://rareviewcapital.com/2x-bull-cryptocurrency-precious-metals-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Rareview 2x Bull Cryptocurrency & Precious Metals ETF	$82	0.99%
[1],[2]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.99%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund benefited from significantly favorable conditions for precious metals. The silver holding had a historically high return during the period, and gold had a similarly strong rate of return. Both crypto assets contributed positively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/06/2025)
Rareview 2x Bull Cryptocurrency & Precious Metals ETF NAV	55.59%
S&P 500 TR index	10.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://rareviewcapital.com/2x-bull-cryptocurrency-precious-metals-etf/ for more recent performance information.
Net Assets	$ 6,612,471
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$6,612,471
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Security Type	(%)
Money Market Funds	40.1%
Total Return Swaps	15.6%
Cash & Other	44.3%

Top 10 Issuers	(%)
First American Government Obligations Fund - Class X	40.1%
SPDR Gold Shares	9.6%
iShares Silver Trust	4.8%
iShares Ethereum Trust ETF	1.9%
iShares Bitcoin Trust ETF	-0.8%

Updated Prospectus Web Address	https://rareviewcapital.com/2x-bull-cryptocurrency-precious-metals-etf/

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.